Goodwill - Key Assumptions Used for Each Group of Cash Generating Units (Detail)	Dec. 31, 2017	Dec. 31, 2016
Scientific, Technical & medical [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	10.10%	10.00%
Nominal long-term market growth rate	3.00%	3.00%
Risk & business analytics [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	12.30%	11.70%
Nominal long-term market growth rate	3.00%	3.00%
Legal [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	12.70%	12.40%
Nominal long-term market growth rate	2.00%	2.00%
Exhibitions [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	12.60%	12.60%
Nominal long-term market growth rate	3.00%	3.00%